Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	23747-1 / D/WLM/917455.1

October 25, 2006

Securities and Exchange Commission

Division of Corporate Finance

100 F Street North East

Mailstop 7010

Washington, DC 20549

Attention:	Carmen Moncada-Terry, Analyst

Dear Sirs:

Re: Eden Energy Corp. (the “Company”) Registration Statement on Form SB-2 Filed August 25, 2006 Your File No. 333-136898

                Thank you for the copy of your letter dated September 20, 2006 with your comments on the Company's Registration Statement on Form SB-2, filed August 25, 2006. For your ease of reference, our responses to your comments are numbered in a corresponding manner:

Form SB-2 filed 08/25/2006

Cover Page

1.	The cover page has been revised to clarify that the share purchase warrants have been issued.

Selling Stockholders, page 13

2.	The selling stockholders table (footnotes) has been revised where appropriate.
3.	The selling stockholders table has been revised to reconcile shareholdings and current issued and outstanding shares.

Closing Comments

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

Please find enclosed both clean (four copies) and a black-lined version of the Amended Registration Statement on Form SB-2/A. The Amended Registration Statement has also been filed by Edgar. The black-lined version of the Amended Registration Statement has been marked to show changes between the version filed on August 25, 2006 and the version filed herewith.

We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per:	/s/ William L. Macdonald

William L. Macdonald

WLM

WLM/mll

cc:	Eden Energy Corp.